Securities (Proceeds From The Sales Of Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities [Abstract]
Proceeds	$ 2,144	$ 12,219
Gross gains	$ 143	$ 353